Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Jun. 30, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	FIRST HORIZON NATIONAL CORP
Entity Central Index Key	0000036966
Document Type	10-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		237,748,936
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	Yes
Entity Public Float			$ 3,600,000,000
trading symbol	FHN